Fair Value of Pension Plan Assets, by Asset Category (Detail) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 USD ($)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 JPY (¥)	Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 1 JPY (¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 Japanese companies Equity Securities USD ($)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 Japanese companies Equity Securities JPY (¥)	Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 1 Japanese companies Equity Securities JPY (¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 Foreign companies Equity Securities USD ($)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 Foreign companies Equity Securities JPY (¥)	Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 1 Foreign companies Equity Securities JPY (¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 Other assets Cash and cash equivalents JPY (¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 1 Other assets Cash and cash equivalents USD ($)	Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 1 Other assets Cash and cash equivalents JPY (¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 JPY (¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 USD ($)	Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 2 JPY (¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 Debt securities Pooled funds USD ($)		Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 Debt securities Pooled funds JPY (¥)		Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 2 Debt securities Pooled funds JPY (¥)		Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 Other assets Life insurance company general accounts JPY (¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 Other assets Life insurance company general accounts USD ($)	Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 2 Other assets Life insurance company general accounts JPY (¥)	Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 Other assets Pooled funds JPY (¥)		Mar. 31, 2011 Fair Value Measurements Using Inputs Considered as Level 2 Other assets Pooled funds USD ($)		Mar. 31, 2010 Fair Value Measurements Using Inputs Considered as Level 2 Other assets Pooled funds JPY (¥)		Mar. 31, 2011 Japanese companies Equity Securities USD ($)	Mar. 31, 2011 Japanese companies Equity Securities JPY (¥)	Mar. 31, 2010 Japanese companies Equity Securities JPY (¥)	Mar. 31, 2011 Foreign companies Equity Securities JPY (¥)	Mar. 31, 2011 Foreign companies Equity Securities USD ($)	Mar. 31, 2010 Foreign companies Equity Securities JPY (¥)	Mar. 31, 2011 Debt securities Pooled funds JPY (¥)		Mar. 31, 2011 Debt securities Pooled funds USD ($)		Mar. 31, 2010 Debt securities Pooled funds JPY (¥)		Mar. 31, 2011 Other assets Cash and cash equivalents JPY (¥)	Mar. 31, 2011 Other assets Cash and cash equivalents USD ($)	Mar. 31, 2010 Other assets Cash and cash equivalents JPY (¥)	Mar. 31, 2011 Other assets Life insurance company general accounts USD ($)	Mar. 31, 2011 Other assets Life insurance company general accounts JPY (¥)	Mar. 31, 2010 Other assets Life insurance company general accounts JPY (¥)	Mar. 31, 2011 Other assets Pooled funds JPY (¥)		Mar. 31, 2011 Other assets Pooled funds USD ($)		Mar. 31, 2010 Other assets Pooled funds JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	$ 99,723	¥ 8,292,000	¥ 8,411,000	$ 19,531	¥ 1,624,000	¥ 1,736,000	$ 5,640	¥ 469,000	¥ 621,000	$ 4,919	¥ 409,000	¥ 445,000	¥ 746,000	$ 8,972	¥ 670,000	¥ 6,668,000	$ 80,192	¥ 6,675,000	$ 7,420	[1]	¥ 617,000	[1]	¥ 882,000	[2]	¥ 2,767,000	$ 33,277	¥ 2,571,000	¥ 3,284,000	[3]	$ 39,495	[3]	¥ 3,222,000	[4]	$ 5,640	¥ 469,000	¥ 621,000	¥ 409,000	$ 4,919	¥ 445,000	¥ 617,000	[1]	$ 7,420	[1]	¥ 882,000	[2]	¥ 746,000	$ 8,972	¥ 670,000	$ 33,277	¥ 2,767,000	¥ 2,571,000	¥ 3,284,000	[3]	$ 39,495	[3]	¥ 3,222,000	[4]

[1]	These funds invest in approximately 80% Japanese bonds, 20% foreign bonds.
[2]	These funds invest in approximately 78% Japanese bonds, 22% foreign bonds.
[3]	These funds primarily invest in listed equity securities consisting of approximately 34% Japanese companies and 21% foreign companies, and debt security consisting of approximately 29% Japanese bonds and 12% foreign bonds.
[4]	These funds primarily invest in listed equity securities consisting of approximately 36% Japanese companies and 20% foreign companies, and debt security consisting of approximately 27% Japanese bonds and 13% foreign bonds.